Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Federal and state income tax					$ 6,413,753	$ 1,502,991
Federal and state jurisdictions					1,608,940
Benefit for income taxes				$ (30,094)	(30,094)	$ 74,330	[1]
Paid tax					264,796
Tax returns to declare a refund					192,139
Kauai Veterinary Clinic, Inc. [Member]
Income Taxes (Details) [Line Items]
Benefit for income taxes					$ 706,130
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Benefit for income taxes			$ 0	$ 0

[1]	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.